Description Of Organization And Business Operations (Detail) - USD ($)						6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 12, 2020	Nov. 11, 2019	Nov. 05, 2019	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Feb. 02, 2021	Dec. 31, 2018
Organization consolidation and presentation of financial statements [Line Items]
Revenues						$ 14,659,000	$ 9,411,000	$ 21,135,000	$ 13,713,000
Deferred underwriting fees	$ 7,100,000					7,100,000		0
Income (Loss) from Continuing Operations						203,100,000	23,100,000	47,700,000	60,000,000.0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations						(21,112,000)	(7,759,000)	(15,300,000)	(33,118,000)
working capital deficits						59,100,000	$ 37,200,000	$ 37,200,000	34,400,000
Extinguishment of Debt, Amount	26,000,000.0
line of credit	$ 16,100,000					$ 16,100,000				$ 16,100,000
Bridge Financing Arrangement [Member]
Organization consolidation and presentation of financial statements [Line Items]
Bridge Loan											$ 58,100,000
MY Space Co. Ltd [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Proceeds from Sale of Equity Method Investments		$ 31,600,000
Equity Method Investments Percentage Disposed Off		100.00%
X-Bow [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage	20.60%					20.60%		20.60%
Payments to Acquire Equity Method Investments					$ 13,500,000
LeoStella [Member]
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage												50.00%
Osprey Technology Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Revenues						$ 0		$ 0
Gross proceeds from issuance of warrants									8,325,000
Transaction costs									$ 571,876
Minimum percentage of fair market value of business acquisition to trust account balance								80.00%
Business acquisition, percentage of minimum ownership to be acquired								50.00%
Decommissioning trust assets description						The Sponsor and the Company’s officers and directors have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Company’s Amended and Restated Certificate of		The Sponsor and the Company’s officers and directors have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to allow redemption inconnection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Public shares redemption percentage								100.00%
Public shares redemption percentage threshold						15.00%		15.00%
Maximum
Organization consolidation and presentation of financial statements [Line Items]
Equity Method Investment, Ownership Percentage								50.00%
Maximum | Osprey Technology Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Net tangible assets	$ 5,000,001					$ 5,000,001		$ 5,000,001
Net interest to pay dissolution expenses								100,000
Underwriters | Osprey Technology Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued			4,125,000
Shares issued, price per share			$ 10.00
Number of shares issued, value			$ 4,125,000
Number of warrants issued			825,000
Warrants issued, price per warrant			$ 1.00
Proceeds from Issuance or Sale of Equity			$ 42,075,000
Common stock held in trust			41,250,000
Assets held in trust			$ 316,250,000					$ 10.00
Transaction costs				$ 6,325,000
IPO | Osprey Technology Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued				27,500,000		31,625,000		31,625,000
Shares issued, price per share				$ 10.00
Number of shares issued, value				$ 275,000,000
Transaction costs				18,047,876
Deferred underwriting fees				11,068,750
Other offering costs				$ 654,126
Private Placement Warrants | Osprey Technology Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued				275,000,000
Number of warrants issued				7,500,000
Warrants issued, price per warrant				$ 1.00
Gross proceeds from issuance of warrants				$ 7,500,000